FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Schedule of Disclosure of Amounts Managed by Capital Under Review (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Less: Cash	$ 29,892,966	$ 88,266,985
Total net indebtedness	195,049,399	22,406,363
Shareholders’ equity	358,913,991	437,116,773	$ 368,681,834
Warrants issued as part of the business combination transaction, December 2022 Offering and 2023 Debenture Financing	27,684,412	21,071,294
Total capitalization	$ 581,647,802	$ 480,594,430
Total net indebtedness to total capitalization ratio (as a percent)	34.00%	5.00%
Long-term debt and other debts | Amortized cost | Borrowings
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Long-term debt and other debts	$ 224,942,365	$ 110,673,348